                     SEMIANNUAL REPORT / SEPTEMBER 30 1999




                A I M   T A X - E X E M P T   C A S H   F U N D



                                    [PHOTO]















                            [AIM LOGO APPEARS HERE]

                    Dear Fellow Shareholder:

                    AIM Tax-Exempt Cash Fund continued to provide attractive
   [PHOTO OF        tax-free income during the six-month period ended September
   Charles T.       30, 1999. At the end of the reporting period, the fund
     Bauer,         posted a seven-day effective yield of 3.30% and a seven-day
  Chairman of       yield of 3.25%. Translated to its taxable equivalent, the
  the Board of      fund's seven-day effective yield was 5.46% based on net
    THE FUND        asset value and adjusted for the highest marginal federal
  APPEARS HERE]     tax rate of 39.6%. The taxable-equivalent yield is
                    calculated in the same manner as the standard yield with an adjustment for the stated assumed tax rate.
                        The fund's 5.46% taxable-equivalent seven-day effective
                    yield compared quite favorably to popular bank money market deposit accounts. According to the Bank Rate Monitor, which tracks yields on bank money market deposit accounts, the seven-day average yield on those accounts stood at 2.06% as of September 30, 1999. Bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation (FDIC) as to interest and principal. An investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.
    The fund maintained its strict adherence to an investment discipline of purchasing only securities of superior credit quality. Specifically, the fund invests only in Eligible Securities as defined in Rule 2a-7 under the Investment Company Act of 1940. Eligible Securities are securities rated in one of the two highest categories by two nationally recognized statistical rating organizations, or (if unrated) are determined by the fund's Board of Directors to be of comparable quality to a rated security that meets such quality standards. Net assets in the fund stood at $49.4 million at the end of the fiscal year.

MARKET ENVIRONMENT
As the end of the reporting period arrived, the U.S. economy sustained its brisk pace. During the six months since our last report, the U.S. economy reflected an unusual combination of strong growth and low inflation. However, this scenario would change slightly as some economic indicators pointed to inflationary tendencies, particularly in a number of commodity prices.
    These factors, along with the unwinding of the 1998 global financial crisis-evident in the stabilization of foreign markets-compelled the Federal Reserve Board (the Fed) to boost short-term interest rates twice during the reporting period. The Fed raised the federal funds rate by 25 basis points (0.25%) at both its June 30 and August 24 meetings, making the rate 5.25%. On August 24, the Fed also increased the discount rate by 25 basis points to 4.75%. In recent months, many investors felt that the Fed wanted to increase rates before the fourth quarter of 1999 to stabilize U.S. markets in preparation for 2000.
    The municipal note market saw improved financial conditions in local governments; many municipalities reduced or eliminated their note issuance from the past year. As a result, overall municipal note issuance was down 10% compared to last year. Texas was the only major municipal note issuer to increase issuance due to the timing of revenues, expenses and tobacco settlement money.
    Yield spreads between municipal notes and Treasury bills remained wide for much of the note season. Economic uncertainty, the changing Fed policy and the $3.9 billion note issuance from Texas in late August contributed to the rise in the one-year note's yield from 3.10% (62% of T-bills) at the beginning of the note season in June to 3.70% (71% of T-bills) by the end of the reporting period. Although the municipal yield curve remained relatively flat, the curve steepened somewhat, much as did the Treasury yield curve.

OUTLOOK
Although annualized U.S. gross domestic product growth (GDP) fell from 2.3% to 1.8% at the end of the second quarter of 1999, anticipated GDP growth for the third quarter is 3.5%. While the Fed's two rate increases have weighed on financial markets, they have had a minimal effect on the U.S. economy, which continues full steam ahead. At its October 5 meeting, the Fed opted to leave interest unchanged. However, there is speculation that another Fed tightening could happen before the end of the year. Another rate increase would position the federal funds rate exactly where it was before the global financial crisis hit in 1998.
    As 2000 draws closer, liquidity is perhaps the primary concern. Although no one knows what will happen to the direction of cash flows at year-end, some money managers are anticipating a high volume of withdrawals from financial institutions by investors. The Fed will provide up to $50 billion in cash to banks at year-end, along with special liquidity facilities to brokers to finance their inventories.
    We are pleased to send you this report on the performance of AIM Tax-Exempt Cash Fund for the previous six months. As always, we welcome your questions or comments. You may reach us by calling our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through the AIM Investor Line at 800-426-5463 or on our Web site at www.aimfunds.com.

    Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--. We appreciate your business.

Respectfully submitted,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


                                                             COVER ART:
                                                             SUMMER SOLSTICE III
                                                             BY ALLISON WATSON,
                                                             AMERICAN

                            AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS

September 30, 1999
(Unaudited)

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
SHORT-TERM MUNICIPAL
OBLIGATIONS-88.57%

ALABAMA-3.09%

Alabama Industrial
  Development Board
  (Industrial Partners
  Project);
  Variable/Fixed Rate
  Refunding Series 1989
  RB (LOC-Wachovia Bank
  of Georgia)
  4.05%, 01/01/07(b)        --     VMIG-1    $1,525   $ 1,525,000
-----------------------------------------------------------------

CALIFORNIA-4.46%

Huntington Beach (City
  of) (Seabridge Villas
  Project); Floating Rate
  Multifamily Housing
  Series 1985 A RB
  4.00%, 02/01/10(b)        --     VMIG-1     2,200     2,200,000
-----------------------------------------------------------------

COLORADO-1.12%

Arapahoe (County of);
  Capital Improvement
  Trust Law Enforcement
  Series 1999 RB
  4.00%, 12/01/99           AA-     Aa3         555       555,652
-----------------------------------------------------------------

CONNECTICUT-0.42%

Connecticut (State of)
  (Infrastructure Purpose
  S-1); Special Tax
  Obligation
  Transportation Series
  RB
  3.75%, 12/01/10(b)       A-1+    VMIG-1       155       155,000
-----------------------------------------------------------------
Connecticut (State of)
  Development Authority
  (Corporate Independent
  Living Project); Health
  Care Series RB
  (LOC-Chase Manhattan
  Bank)
  3.65%, 07/01/15(b)        --     VMIG-1        20        20,000
-----------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Yale
  University); Series T-2
  RB
  3.70%, 07/01/29(b)       A-1+    VMIG-1        32        32,000
-----------------------------------------------------------------
                                                          207,000
-----------------------------------------------------------------

DELAWARE-3.27%

Delaware (University of);
  Variable Rate Demand
  Series 1998 RB
  (LOC-Bank of America
  NT)
  3.75%, 11/01/23(b)       A-1+      --       1,615     1,615,000
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
FLORIDA-13.12%

Gulf Breeze (City of)
  (Florida Municipal Bond
  Fund); Variable Rate
  Demand Series 1996 A RB
  (LOC-Bank of America
  N.A.)
  3.85%, 03/31/21(b)       A-1+      --      $  900   $   900,000
-----------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa
  Electric Co. Gannon
  Coal Conversion
  Project); Series 1992
  PCR
  3.95%, 05/15/18(b)       A-1+    VMIG-1     2,500     2,500,000
-----------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Leslie
  Controls Inc.);
  Refunding Series IDR
  (LOC-First Union
  National Bank)
  3.85%, 08/01/19(b)(c)     --       --       1,300     1,300,000
-----------------------------------------------------------------
Lee (County of) Housing
  Finance Authority
  (Forestwood Apartments
  Project); Housing
  Series 1995 A RB
  3.75%, 06/15/25(b)       A-1+      --       1,777     1,777,000
-----------------------------------------------------------------
                                                        6,477,000
-----------------------------------------------------------------

GEORGIA-4.06%

Cobb (County of);
  Refunding Unlimited Tax
  Series GO
  5.10%, 01/01/00           AAA     Aaa       1,000     1,002,590
-----------------------------------------------------------------
Dekalb Private Hospital
  Authority (Egleston
  Children's Hospital at
  Emory University);
  Variable Rate Demand
  Revenue Anticipation
  Certificates Series
  1994 A (LOC-Suntrust
  Bank) 3.65%,
  03/01/24(b)              A-1+    VMIG-1         3         3,000
-----------------------------------------------------------------
Elbert & Bowman (Counties
  of) Industrial
  Development Authority;
  (Seaboard Farms of
  Elberton); Series 1985
  IDR (LOC-Bank of New
  York)
  3.80%, 07/01/05(b)       A-1+      --       1,000     1,000,000
-----------------------------------------------------------------
                                                        2,005,590
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
ILLINOIS-9.16%

Illinois Development
  Finance Authority
  (American College of
  Surgeons Project); Tax
  Exempt Series 1996 RB
  (LOC-First National
  Bank)
  3.85%, 08/01/26(b)       A-1+      --      $1,753   $ 1,753,000
-----------------------------------------------------------------
Illinois Health
  Facilities Authority;
  Revolving Fund Pooled
  Series D RB (LOC-First
  National Bank)
  3.80%, 08/01/15(b)       A-1+    VMIG-1     1,351     1,351,000
-----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Eldercare
  Project); Adjustable
  Rate Refunding Series
  1996 C RB (LOC-Lasalle
  National Bank)
  3.80%, 05/15/26(b)       A-1+      --       1,420     1,420,000
-----------------------------------------------------------------
                                                        4,524,000
-----------------------------------------------------------------

INDIANA-1.02%

New Albany (City of)
  (Floyd County
  Independent School
  Building Corp); Series
  1998 RB
  4.10%, 01/15/00(d)        AAA      --         500       501,417
-----------------------------------------------------------------

KENTUCKY-6.42%

Kentucky Asset/Liability
  Commission; General
  Fund Series 1998 A
  Commercial Paper Notes
  (LOC-Landesbank Hessen)
  3.40%, 11/29/99(b)        --     VMIG-1     2,000     2,000,000
-----------------------------------------------------------------
Kentucky Interlocal
  School Transportation
  Association; Series
  1999 TRAN
  4.00%, 06/30/00          SP-1+   MIG-1      1,163     1,166,744
-----------------------------------------------------------------
                                                        3,166,744
-----------------------------------------------------------------

LOUISIANA-3.05%

Louisiana State Gas and
  Fuels Tax Authority;
  Series A RB
  7.20%, 11/15/99(d)        AAA     Aaa       1,500     1,507,182
-----------------------------------------------------------------

MICHIGAN-2.05%

Michigan State Hospital
  Finance Authority
  (Hospital Equipment
  Loan Program); Series
  1995 A RB (LOC-First of
  America Bank)
  3.85%, 12/01/23(b)        --     VMIG-1       400       400,000
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
MICHIGAN-(CONTINUED)

Plymouth (Township of)
  Economic Development
  Corp. (Key
  International Project);
  Variable Rate Demand
  Series 1984 RB
  (LOC-Comerica Bank)
  3.50%, 07/01/04(b)(c)     --       --      $  100   $   100,000
-----------------------------------------------------------------
Walled Lake Michigan
  Consolidated School
  District; Unlimited Tax
  Series II GO
  7.00%, 05/01/00(d)        AA+      Aa         500       510,350
-----------------------------------------------------------------
                                                        1,010,350
-----------------------------------------------------------------

MINNESOTA-3.98%

Bloomington (City of)
  Port Authority;
  Refunding Unlimited Tax
  Series GO
  5.70%, 03/01/00 (e)       AA+     Aa1         500       504,446
-----------------------------------------------------------------
Owatonna (City of) (The
  Health Central System
  Project); Hospital
  Series 1985 RB
  (LOC-Norwest Bank
  Minnesota)
  3.90%, 08/01/14(b)       A-1+      --       1,460     1,460,000
-----------------------------------------------------------------
                                                        1,964,446
-----------------------------------------------------------------

MONTANA-1.42%

Missoula (County of)
  (Washington Corp.
  Project); Floating Rate
  Monthly Demand Series
  1984 IDR (LOC-Bank of
  Montreal)
  3.41%, 11/01/04(b)        --     VMIG-1       700       700,000
-----------------------------------------------------------------

NEW HAMPSHIRE-2.84%

New Hampshire Higher
  Education and Health
  Facilities Authority;
  Variable Rate Hospital
  Series 1985 C RB
  3.85%, 12/01/25(b)(d)     A-1      --       1,400     1,400,000
-----------------------------------------------------------------

NEW YORK-5.66%

Eagle Tax Exempt Trust;
  Class A Series 943802
  COP
  3.84%,
  05/01/07(b)(d)(f)        A-1+C     --       1,295     1,295,000
-----------------------------------------------------------------
New York (City of);
  Unlimited Tax Series A4
  GO (LOC-Chase Manhattan
  Bank)
  3.80%, 08/01/21(b)       A-1+    VMIG-1     1,500     1,500,000
-----------------------------------------------------------------
                                                        2,795,000
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
OHIO-0.61%

Delaware (County of)
  (Radiation Sterilizers,
  Inc.); Series 1984 IDR
  (LOC-Comerica Bank)
  3.55%, 12/01/04(b)        A-1      --      $  300   $   300,000
-----------------------------------------------------------------

PENNSYLVANIA-0.00%

York (City of) General
  Authority; Adjustable
  Rate Pooled Financing
  Series 1996 RB
  (LOC-First Union
  National Bank)
  3.85%, 09/01/26(b)        A-1      --           1         1,000
-----------------------------------------------------------------

RHODE ISLAND-2.14%

Providence (City of);
  Unlimited Tax Series GO
  4.60%, 01/15/00(d)        AAA     Aaa         500       501,911
-----------------------------------------------------------------
Rhode Island Public
  Buildings Authority
  (State Project); Series
  A RB
  4.70%, 02/01/00(d)        AAA     Aaa         550       552,154
-----------------------------------------------------------------
                                                        1,054,065
-----------------------------------------------------------------

SOUTH DAKOTA-2.05%

South Dakota Housing
  Development Authority
  (Homeownership
  Mortgage); Series C RB
  4.90%, 05/01/00           AAA     Aa1       1,005     1,012,662
-----------------------------------------------------------------

TENNESSEE-2.35%

Nashville and Davidson
  (Counties of)
  (Amberwood Ltd.
  Project); Metro
  Government Multifamily
  Housing Refunding
  Series 1993 A IDR
  (LOC-Commerzbank A.G.)
  4.07%, 07/01/13(b)        --     VMIG-1     1,160     1,160,000
-----------------------------------------------------------------

TEXAS-15.27%

Bexar (County of) Texas
  Housing Finance
  Authority (Fountainhead
  Apts. Project);
  Multifamily Refunding
  Series RB
  3.75%, 09/15/26(b)       A-1+      --       2,412     2,412,000
-----------------------------------------------------------------
Harris (County of) Texas
  Health Facilities (St.
  Lukes Episcopal
  Hospital); Series A RB
  3.80%, 02/15/27(b)(d)    A-1+      --       1,000     1,000,000
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Lubbock (City of)
  Waterworks System Sub
  Lien Certificates of
  Obligation; Ltd.
  General Obligation
  Series 1991 RB
  8.60%, 02/15/00           AA      Aa2      $  500   $   509,632
-----------------------------------------------------------------
Southwest Higher
  Education Authority
  (Southern Methodist
  University); Series B
  RB (LOC-Landesbank
  Hessen)
  3.75%, 10/01/29(b)       A-1+    VMIG-1       200       200,000
-----------------------------------------------------------------
Texas (State of); Series
  1999 A TRAN
  4.50%, 08/31/00          SP-1+   VMIG-1     2,000     2,013,804
-----------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers,
  Inc. Project); Variable
  Rate Demand Series 1985
  A IDR (LOC-Comerica
  Bank)
  3.60%, 11/01/05(b)        A-1      --       1,400     1,400,000
-----------------------------------------------------------------
                                                        7,535,436
-----------------------------------------------------------------

WASHINGTON-1.01%

Industrial Development
  Corp. of Port Townsend
  (Port Townsend Paper
  Corp. Project);
  Variable Rate Series
  1988 A RB
  3.90%, 03/01/09(b)        --     VMIG-1       500       500,000
-----------------------------------------------------------------
    Total Short-Term
      Municipal
      Obligations (Cost
      $43,717,544)                                     43,717,544
-----------------------------------------------------------------

COMMERCIAL PAPER(g)-1.98%

BROKERAGE/INVESTMENTS-1.98%

Credit Suisse First
  Boston, Inc.
  5.74%, 02/18/00 (Cost
  $977,678)(h)             A-1+      --       1,000       977,678
-----------------------------------------------------------------

MASTER NOTE
  AGREEMENT(g)-5.22%

BROKER/DEALER-5.22%

Merrill Lynch Mortgage
  Capital, Inc.
  6.01%, 08/17/00(c)(i)
  (Cost $2,575,000)         --       --       2,575     2,575,000
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
REPURCHASE
  AGREEMENT(g)(j)-6.08%

Bank One Capital Markets,
  Inc.
  5.50%, 10/01/99(k)
  (Cost $2,999,678)         --       --      $2,999   $ 2,999,678
-----------------------------------------------------------------
TOTAL INVESTMENTS-101.85%                              50,269,900(l)
-----------------------------------------------------------------
OTHER LIABILITIES LESS
  ASSETS-(1.85%)                                         (913,332)
-----------------------------------------------------------------
NET ASSETS-100.00%                                    $49,356,568
=================================================================

ABBREVIATIONS:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
TRAN - Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 09/30/99.
(c) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(d) Secured by bond insurance.
(e) Secured by an escrow fund of U.S. Treasury Obligations.
(f) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(g) Interest does not qualify as exempt interest for federal tax purposes.
(h) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 9/30/99.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Joint repurchase agreement entered into 09/30/99 with a maturing value of $125,019,097. Collateralized by $128,075,000 U.S. Government obligations, 0% to 8.02% due 10/01/99 to 04/15/28 with an aggregate market value at 09/30/99 of $127,500,581.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1999
(Unaudited)

ASSETS:

Investments, at value (amortized cost)        $   50,269,900
------------------------------------------------------------
Receivables for:
  Capital stock sold                                 238,021
------------------------------------------------------------
  Interest                                           272,215
------------------------------------------------------------
Investment for deferred compensation plan             27,523
------------------------------------------------------------
Other assets                                          18,667
------------------------------------------------------------
    Total assets                                  50,826,326
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            1,015,340
------------------------------------------------------------
  Dividends                                            3,027
------------------------------------------------------------
  Deferred compensation                               27,523
------------------------------------------------------------
  Capital stock reacquired                           340,772
------------------------------------------------------------
Accrued administrative services fees                   4,224
------------------------------------------------------------
Accrued advisory fees                                 14,491
------------------------------------------------------------
Accrued distribution fees                             13,053
------------------------------------------------------------
Accrued transfer agent fees                            8,374
------------------------------------------------------------
Accrued operating expenses                            42,954
------------------------------------------------------------
    Total liabilities                              1,469,758
------------------------------------------------------------
Net assets applicable to shares outstanding   $   49,356,568
============================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     49,335,747
============================================================
Net asset value, offering and redemption
  price per share                             $         1.00
============================================================

STATEMENT OF OPERATIONS

For the six months ended September 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest income                                    $974,943
-----------------------------------------------------------

EXPENSES:

Advisory fees                                        95,567
-----------------------------------------------------------
Administrative services fees                         25,169
-----------------------------------------------------------
Custodian fees                                        4,112
-----------------------------------------------------------
Directors' fees and expenses                            445
-----------------------------------------------------------
Transfer agent fees                                  22,457
-----------------------------------------------------------
Distribution fees                                    68,262
-----------------------------------------------------------
Filing fees                                          24,988
-----------------------------------------------------------
Other                                                15,962
-----------------------------------------------------------
      Total expenses                                256,962
-----------------------------------------------------------
Less: Fees waived                                   (40,957)
-----------------------------------------------------------
    Expenses paid indirectly                           (281)
-----------------------------------------------------------
      Net expenses                                  215,724
-----------------------------------------------------------
Net investment income                               759,219
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                       $759,219
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 1999 and the year ended March 31, 1999 (Unaudited)

                                                              SEPTEMBER 30,    MARCH 31,
                                                                  1999           1999
                                                              -------------   -----------
OPERATIONS:

  Net investment income                                       $    759,219    $ 2,023,407
-----------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities                   --         11,634
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                               --           (160)
-----------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations         759,219      2,034,881
-----------------------------------------------------------------------------------------
Dividends to shareholders from net investment income              (766,565)    (2,029,841)
-----------------------------------------------------------------------------------------
Net increase (decrease) from capital stock transactions        (11,795,084)     9,220,052
-----------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                    (11,802,430)     9,225,092
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           61,158,998     51,933,906
-----------------------------------------------------------------------------------------
  End of period                                               $ 49,356,568    $61,158,998
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 49,335,747    $61,130,831
-----------------------------------------------------------------------------------------
  Undistributed net investment income                               22,652         29,998
-----------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                      (1,831)        (1,831)
-----------------------------------------------------------------------------------------
                                                              $ 49,356,658    $61,158,998
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Exempt Cash Fund, AIM High Income Municipal Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Exempt Cash Fund (the "Fund"). The investment objective of the Fund is to earn the highest level of current income free from federal income taxes that is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of premiums or original issue discounts.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date, adjusted for amortization of premiums and discounts on investments, and is recorded on the accrual basis. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,570 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1999, AIM was paid $25,169 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended September 30, 1999, AFS was paid $19,667 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Company has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors up to a maximum annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sale and distribution of the Fund's shares. Currently, AIM Distributors has elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan equals 0.10% per annum of the Fund's average daily net assets. During the six months ended September 30, 1999, AIM Distributors waived fees of $40,957. The Plan provides that of the aggregate amount payable under the Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions may be characterized as a service fee, and that payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. As a result of AIM Distributors' waiver of compensation due from the Fund, payments to dealers and other financial institutions by that Fund will be limited to 0.10% of the Fund's average daily net assets. During the six months ended September 30, 1999, the Fund paid AIM Distributors $27,305 as compensation pursuant to the Plan. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 1999, the Fund paid legal fees of $2,009 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Fund's Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-INDIRECT EXPENSES

During the six months ended September 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $281 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $281 during the six months ended September 30, 1999.

NOTE 5-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 1999 and the year ended March 31, 1999 were as follows:

                              SEPTEMBER 30,                   MARCH 31,
                                  1999                           1999
                       ---------------------------   ----------------------------
                          SHARES         AMOUNT         SHARES         AMOUNT
                       ------------   ------------   ------------   -------------
Sold                     49,112,052   $ 49,112,052    365,487,367   $ 365,487,367
---------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends                 740,339        740,339      1,903,872       1,903,872
---------------------------------------------------------------------------------
Reacquired              (61,647,475)   (61,647,475)  (358,171,187)   (358,171,187)
---------------------------------------------------------------------------------
                        (11,795,084)  $(11,795,084)     9,220,052   $   9,220,052
=================================================================================

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during the six months ended September 30, 1999 and for each of the years in the five-year period ended March 31, 1999.

                                                                                                   MARCH 31,
                                                            SEPTEMBER 30,     ---------------------------------------------------
                                                                1999           1999       1998       1997       1996       1995
                                                           ---------------    -------    -------    -------    -------    -------
Net asset value, beginning of period                           $  1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------      -------        -------    -------    -------    -------    -------
Income from investment operations:
    Net investment income                                         0.01           0.03       0.03       0.03       0.03       0.03
---------------------------------------------------------      -------        -------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income                         (0.01)         (0.03)     (0.03)     (0.03)     (0.03)     (0.03)
---------------------------------------------------------      -------        -------    -------    -------    -------    -------
Net asset value, end of period                                 $  1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
=========================================================      =======        =======    =======    =======    =======    =======
Total return                                                      1.42%          2.90%      3.12%      2.82%      2.92%      2.54%
=========================================================      =======        =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                       $49,357        $61,159    $51,934    $56,880    $30,014    $30,365
=========================================================      =======        =======    =======    =======    =======    =======
Ratio of expenses to average net assets(a)                        0.79%(b)       0.79%      0.83%      1.04%      1.05%      1.01%
=========================================================      =======        =======    =======    =======    =======    =======
Ratio of net investment income to average net assets(c)           2.78%(b)       2.83%      3.07%      2.78%      2.97%      2.53%
=========================================================      =======        =======    =======    =======    =======    =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.94% (annualized), 0.94%, 0.98%, 1.19%, 1.20% and 1.16% for the periods
    1999-1995 respectively.
(b) Ratios are annualized and based on average net assets of $54,609,933.
(c) After fee waivers and/or expense reimbursements. Ratios of income to average net assets prior to fee waivers and/or expense reimbursements were 2.63% (annualized), 2.68%, 2.92%, 2.63%, 2.82% and 2.38%, for the periods
    1999-1995 respectively.

BOARD OF DIRECTORS                               OFFICERS                                    OFFICE OF THE FUND

Charles T. Bauer                                 Charles T. Bauer                            11 Greenway Plaza
Chairman                                         Chairman                                    Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                                 Robert H. Graham
Bruce L. Crockett                                President                                   INVESTMENT ADVISOR
Director
ACE Limited;                                     Carol F. Relihan                            A I M Advisors, Inc.
Formerly Director, President, and                Senior Vice President and Secretary         11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                               Gary T. Crum                                Houston, TX 77046
                                                 Senior Vice President
Owen Daly II                                                                                 TRANSFER AGENT
Director                                         Dana R. Sutton
Cortland Trust Inc.                              Vice President and Treasurer                A I M Fund Services, Inc.
                                                                                             P.O. Box 4739
Edward K. Dunn Jr.                               Stuart W. Coco                              Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;             Vice President
Formerly Vice Chairman and President,                                                        CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and         Melville B. Cox
President, Mercantile Bankshares                 Vice President                              The Bank of New York
                                                                                             90 Washington Street
Jack Fields                                      Karen Dunn Kelley                           11th Floor
Chief Executive Officer                          Vice President                              New York, NY 10286
Texana Global, Inc.;
Formerly Member                                  Mary J. Benson                              COUNSEL TO THE FUND
of the U.S. House of Representatives             Assistant Vice President
                                                 and Assistant Treasurer                     Ballard Spahr
Carl Frischling                                                                              Andrews & Ingersoll, LLP
Partner                                          Sheri Morris                                1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP            Assistant Vice President                    Philadelphia, PA 19103
                                                 and Assistant Treasurer
Robert H. Graham                                                                             COUNSEL TO THE DIRECTORS
President and Chief Executive Officer            Renee A. Friedli
A I M Management Group Inc.                      Assistant Secretary                         Kramer, Levin, Naftalis & Frankel LLP
                                                                                             919 Third Avenue
Prema Mathai-Davis                               P. Michelle Grace                           New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.;     Assistant Secretary
Commissioner, New York City Dept. for the                                                    DISTRIBUTOR
Aging; and member of the Board of Directors,     Jeffrey H. Kupor
Metropolitan Transportation Authority of         Assistant Secretary                         A I M Distributors, Inc.
New York State                                                                               11 Greenway Plaza
                                                 Nancy L. Martin                             Suite 100
Lewis F. Pennock                                 Assistant Secretary                         Houston, TX 77046
Attorney
                                                 Ofelia M. Mayo
Louis S. Sklar                                   Assistant Secretary
Executive Vice President
Hines Interests                                  Lisa A. Moss
Limited Partnership                              Assistant Secretary

                                                 Kathleen J. Pflueger
                                                 Assistant Secretary

                                                 Samuel D. Sirko
                                                 Assistant Secretary

                                                 Stephen I. Winer
                                                 Assistant Secretary


          This report may be distributed only to current shareholders or to the persons who have received a current prospectus of the Fund.

THE AIM FAMILY OF FUNDS--Registered Trademark--


GROWTH FUNDS                                 MONEY MARKET FUNDS                      A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)                AIM Money Market Fund                   leadership in the mutual fund industry
AIM Blue Chip Fund                           AIM Tax-Exempt Cash Fund                since 1976 and managed approximately
AIM Capital Development Fund                                                         $120 billion in assets for more than 6.4
AIM Constellation Fund                       INTERNATIONAL GROWTH FUNDS              million shareholders, including
AIM Dent Demographic Trends Fund             AIM Advisor International Value Fund    individual investors, corporate-clients
AIM Large Cap Growth Fund                    AIM Asian Growth Fund                   and financial institutions, as of
AIM Mid Cap Equity Fund                      AIM Developing Markets Fund             September 30, 1999.
AIM Mid Cap Growth Fund                      AIM Euroland Growth Fund(4)                  The AIM Family of Funds--Registered
AIM Select Growth Fund                       AIM European Development Fund           Trademark-- is distributed nationwide,
AIM Small Cap Growth Fund(2)                 AIM International Equity Fund           and AIM today is the 10th-largest mutual
AIM Small Cap Opportunities Fund(3)          AIM Japan Growth Fund                   fund complex in the United States in
AIM Value Fund                               AIM Latin American Growth Fund          assets under management, according to
AIM Weingarten Fund                          AIM New Pacific Growth Fund             Strategic Insight, an independent mutual
                                                                                     fund monitor.
GROWTH & INCOME FUNDS                        GLOBAL GROWTH FUNDS
AIM Advisor Flex Fund                        AIM Global Aggressive Growth Fund
AIM Advisor Large Cap Value Fund             AIM Global Growth Fund
AIM Advisor Real Estate Fund
AIM Balanced Fund                            GLOBAL GROWTH & INCOME FUNDS
AIM Basic Value Fund                         AIM Global Growth & Income Fund
AIM Charter Fund                             AIM Global Utilities Fund

INCOME FUNDS                                 GLOBAL INCOME FUNDS
AIM Floating Rate Fund                       AIM Emerging Markets Debt Fund
AIM High Yield Fund                          AIM Global Government Income Fund
AIM High Yield Fund II                       AIM Global Income Fund
AIM Income Fund                              AIM Strategic Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund           THEME FUNDS
                                             AIM Global Consumer Products and Services Fund
TAX-FREE INCOME FUNDS                        AIM Global Financial Services Fund
AIM High Income Municipal Fund               AIM Global Health Care Fund
AIM Municipal Bond Fund                      AIM Global Infrastructure Fund
AIM Tax-Exempt Bond Fund of Connecticut      AIM Global Resources Fund
AIM Tax-Free Intermediate Fund               AIM Global Telecommunications and Technology Fund(5)
                                             AIM Global Trends Fund(6)





(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (2) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (3) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (4) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund.
(5) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Prior to August 27, 1999, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

                                                         [AIM LOGO APPEARS HERE]

                                                         Invest with DISCIPLINE
                                                        --Registered Trademark--



A I M DISTRIBUTORS, INC.                                               TEC-SAR-1